DFA INVESTMENT DIMENSIONS GROUP INC.
DFA Five-Year Global Fixed Income Portfolio
DFA Global Core Plus Fixed Income Portfolio
DFA Global Core Plus Real Return Portfolio
DFA Global Real Estate Securities Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Intermediate-Term Extended Quality Portfolio

DFA Investment Grade Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Short-Term Government Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
VA Global Bond Portfolio

DIMENSIONAL ETF TRUST
Dimensional Core Fixed Income ETF Dimensional National Municipal Bond ETF Dimensional Short-Duration Fixed Income ETF Dimensional Global Real Estate ETF

SUPPLEMENT TO THE PROSPECTUSES
OF EACH OF THE PORTFOLIOS LISTED ABOVE

The purpose of this Supplement to the Prospectuses dated February 28, 2022, as amended (December 4, 2022 with respect to the Dimensional Global Real Estate ETF), of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional ETF Trust (collectively, the “Funds”), is to notify shareholders that the Boards of Directors/Trustees of the Funds approved reductions to the management fees and/or reductions to the expense limitation amounts for the Portfolios, effective as of February 28, 2023, as described below:

I.	Effective February 28, 2023, the management fees of the Portfolios listed below are reduced as follows:

Portfolio Name	Current Investment Management Fee	Investment Management Fee as of 2/28/23
DFA Five-Year Global Fixed Income Portfolio	0.20%	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.22%	0.20%
DFA Global Core Plus Real Return Portfolio	0.22%	0.21%
DFA Global Sustainability Fixed Income Portfolio	0.20%	0.18%
DFA Intermediate-Term Extended Quality Portfolio	0.17%	0.16%
DFA Investment Grade Portfolio	0.17%	0.16%
DFA Short-Term Extended Quality Portfolio	0.16%	0.15%
DFA Short-Term Government Portfolio	0.16%	0.14%
DFA Short-Term Municipal Bond Portfolio	0.16%	0.15%
DFA World ex U.S. Government Fixed Income Portfolio	0.17%	0.16%
VA Global Bond Portfolio	0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million	0.19%

II.	Effective February 28, 2023, the management fees and expense limitation amounts of the Portfolios listed below are reduced as follows:

Portfolio Name	Current Investment Management Fee	Investment Management Fee as of 2/28/23	Current Expense Limitation Amount	Expense Limitation Amount as of 2/28/23
DFA Global Real Estate Securities Portfolio	0.20%	0.19%	0.24%	0.22%
Dimensional Core Fixed Income ETF	0.17%	0.16%	0.19%	0.17%
Dimensional Short-Duration Fixed Income ETF	0.16%	0.15%	0.18%	0.16%
Dimensional Global Real Estate ETF	0.20%	0.19%	0.24%	0.22%

III.	Effective February 28, 2023, the expense limitation amount of the Portfolio listed below is reduced as follows:

Portfolio Name	Current Expense Limitation Amount	Expense Limitation Amount as of 2/28/23
Dimensional National Municipal Bond ETF	0.18%	0.17%

The date of this Supplement is December 21, 2022